UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment: |  |; Amendment Number: ____

This Amendment (Check only one): |  | is a restatement.
                                 |  | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    OrbiMed Advisors LLC
Address: 767 Third Avenue, 30th Floor
         New York, NY 10010

Form 13F File Number: 28-6776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Samuel D. Isaly
Title: Managing Member
Phone: (212) 739-6400

Signature, Place, and Date of Signing:

  /s/ Samuel D. Isaly     New York, NY                May 15, 2003
   [Signature]            [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Quarter Ended: March 31, 2003

Manager Key: (1) Orbimed Capital LLC (Caduceus Capital Trust, Eaton Vance
                 Emarald Fund, Finsbury Worldwide Pharmaceutical Trust, Caduceus Private Investments)
             (2) Orbimed Advisors LLC (Other Funds)

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     Column 1               Column 2        Column 3       Column 4    Column 5           Column 6      Column 7        Column 8
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                                                                                  Investment Discretion             Voting Authority
                                                                                                                        (Shares)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       Shared  Shared   Other
  Name of Issuer        Title of Class     CUSIP Number  Market Value      SHRS   Sole Defined  Other  Managers  Sole   Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
                                              ID_CUSIP
-----------------------------------------------------------------------------------------------------------------------------------
Abgenix Inc.              COM  ABGX equity   00339B107      3,584,400     412,000 X                      1        412,000
Abgenix Inc.              COM  ABGX equity   00339B107     16,382,100   1,883,000 X                      2      1,883,000

Acacia/Combimatrix        COM  CBMX equity   003881208        127,708      67,930 X                      2         67,930
Acacia/Combimatrix        COM  CBMX equity   003881208        256,291     136,325 X                      2        136,325

Aclara BioSciences
  Inc.                    COM  ACLA equity   00461P106        459,600     229,800 X                      2        229,800

Affymetrix Inc            COM  affx equity   00826T108      9,204,000     354,000 X                      1        354,000
Affymetrix Inc            COM  affx equity   00826T108     74,284,600   2,857,100 X                      2      2,857,100

Alexion Pharmaceuticals,
  Inc.                    COM  alxn equity   015351109      3,728,256     306,600 X                      1        306,600
Alexion Pharmaceuticals,
  Inc.                    COM  alxn equity   015351109     10,784,704     886,900 X                      2        886,900

Altana AG-ADR             COM  AAA equity    02143N103      2,695,530      57,000 X                      2         57,000

Amgen Inc.                COM  amgn equity   031162100     34,351,595     596,900 X                      1        596,900
Amgen Inc.                COM  amgn equity   031162100    177,086,645   3,077,092 X                      2      3,077,092

Ares-Serono ADR           COM  SRA equity    81752M101      3,482,450     289,000 X                      2        289,000

Argonaut Technologies
  Inc                     COM  agnt equity   040175101        564,000     600,000 X                      2        600,000
Argonaut Technologies
  Inc                     COM  agnt equity   040175101        376,000     400,000 X                      2        400,000

Arqule Inc.               COM  arql equity   04269E107      1,106,431     459,100 X                      2        459,100
Arqule Inc.               COM  arql equity   04269E107      3,769,963   1,564,300 X                      2      1,564,300

Atrix Labs Inc.           COM  atrx equity   04962L101      3,991,605     284,100 X                      2        284,100
Atrix Labs Inc.           COM  atrx equity   04962L101      7,182,360     511,200 X                      2        511,200

Axonyx Inc.               COM  AXYX equity   05461R101      1,026,950   1,081,000 X                      2      1,081,000

Baxter International
  Inc.                    COM  BAX equity    071813109      2,236,800     120,000 X                      1        120,000
Baxter International
  Inc.                    COM  bax equity    071813109      3,696,312     198,300 X                      2        198,300

Bioenvision, Inc.         COM  BIOV equity   09059N100        991,547   1,339,928 X                      1      1,339,928
Bioenvision, Inc.         COM  BIOV equity   09059N100        488,453     660,072 X                      2        660,072

Biopure Corp.             COM  bpur equity   09065H105        368,736     110,400 X                      1        110,400
Biopure Corp.             COM  bpur equity   09065H105        243,820      73,000 X                      2         73,000

Bio-Technology General    COM  btgc equity   090578105      3,492,450   1,293,500 X                      1      1,293,500
Bio-Technology General    COM  btgc equity   090578105      9,011,250   3,337,500 X                      2      3,337,500

Caliper Technologies      COM  calp equity   130876105      2,287,950     653,700 X                      1        653,700
Caliper Technologies      COM  calp equity   130876105      6,554,100   1,872,600 X                      2      1,872,600

Cambridge Antibody ADR    COM  CATG equity   132148107      1,314,900     243,500 X                      2        243,500

Cell Therapeutics Inc.    COM  ctic equity   150934107        797,415      96,190 X                      2         96,190
Cell Therapeutics Inc.    COM  ctic equity   150934107      2,960,127     357,072 X                      2        357,072

Cepheid Inc.              COM  cphd equity   15670R107      1,520,970     363,000 X                      2        363,000
Cepheid Inc.              COM  cphd equity   15670R107      3,932,881     938,635 X                      2        938,635

Cypress Biosciences       COM  cypb equity   232674507      1,210,300     490,000 X                      2        490,000
Cypress Biosciences       COM  cypb equity   232674507      2,000,700     810,000 X                      2        810,000

Depomed Inc.              COM  dmi equity    249908104      3,973,151   1,719,979 X                      1      1,719,979
Depomed Inc.              COM  dmi equity    249908104        392,864     170,071 X                      2        170,071

Discovery Laboratories
  Inc.                    COM  dsco equity   254668106      4,448,078   2,586,092 X                      1      2,586,092
Discovery Laboratories
  Inc.                    COM  dsco equity   254668106        543,004     315,700 X                      2        315,700

Eli Lilly & Company       COM  lly equity    532457108     19,488,150     341,000 X                      1        341,000
Eli Lilly & Company       COM  lly equity    532457108     88,602,502   1,550,350 X                      2      1,550,350

Enzon Inc.                COM  enzn equity   293904108      4,638,745     408,700 X                      2        408,700
Enzon Inc.                COM  enzn equity   293904108     45,627,000   4,020,000 X                      2      4,020,000

Genentech Inc             COM  dna equity    368710406     20,862,459     595,900 X                      1        595,900
Genentech Inc             COM  dna equity    368710406     97,894,962   2,796,200 X                      2      2,796,200

GenProbe                  COM  gpro equity   36866T103      4,294,808     189,700 X                      1        189,700
GenProbe                  COM  gpro equity   36866T103     16,046,485     708,767 X                      2        708,767

Genzyme Corp.
  General Division        COM  genz equity   372917104     27,483,300     754,000 X                      1        754,000
Genzyme Corp.
  General Division        COM  genz equity   372917104    141,990,975   3,895,500 X                      2      3,895,500

Gilead Sciences Inc.      COM  gild equity   375558103     23,661,365     563,500 X                      1        563,500
Gilead Sciences Inc.      COM  gild equity   375558103    108,115,852   2,574,800 X                      2      2,574,800

Given Imaging             COM  givn equity  IL0010865371   25,758,394   2,960,735 X                      1      2,960,735
Given Imaging             COM  givn equity  IL0010865371    9,371,388   1,077,171 X                      2      1,077,171

Icos Corporation          COM  icos equity   449295104      1,983,260     106,000 X                      2        106,000

Idec Pharmaceuticals
  Corp.                   COM  idph equity   449370105     22,208,780     649,000 X                      1        649,000
Idec Pharmaceuticals
  Corp.                   COM  idph equity   449370105    113,227,136   3,308,800 X                      2      3,308,800

Igen International
  Inc.                    COM  igen equity   449536101        849,360      24,000 X                      1         24,000
Igen International
  Inc.                    COM  igen equity   449536101      1,971,223      55,700 X                      2         55,700

Immunomedics Inc.         COM  immu equity   452907108      1,723,946     648,100 X                      2        648,100
Immunomedics Inc.         COM  immu equity   452907108      6,719,426   2,526,100 X                      2      2,526,100

Incyte Pharma             COM  incy equity   45337C102      1,196,000     400,000 X                      1        400,000
Incyte Pharma             COM  incy equity   45337C102      5,980,000   2,000,000 X                      2      2,000,000

Lifecell                  COM  lifc equity   531927101      4,171,946   1,610,790 X                      1      1,610,790
Lifecell                  COM  lifc equity   531927101      1,898,366     732,960 X                      2        732,960

Ligand Pharmaceuticals    COM  lgnd equity   53220K207      1,323,960     204,000 X                      2        204,000
Ligand Pharmaceuticals    COM  lgnd equity   53220K207      4,130,236     636,400 X                      2        636,400

Medimmune Inc.            COM  medi equity   584699102     26,198,340     798,000 X                      1        798,000
Medimmune Inc.            COM  medi equity   584699102    126,457,877   3,851,900 X                      2      3,851,900

Molecular Devices Corp    COM  mdcc equity   60851C107        329,120      27,200 X                      1         27,200
Molecular Devices Corp    COM  mdcc equity   60851C107     11,423,610     944,100 X                      1        944,100

Neose Technologies PIPE   COM  ntec equity   640522108        872,833     122,417 X                      1        122,417
Neose Technologies PIPE   COM  ntec equity   640522108      1,506,205     211,249 X                      1        211,249

Novartis AG               COM  NVS equity    66987V109      3,318,723      89,550 X                      2         89,550

NPS Pharmaceuticals Inc.  COM  NPSP equity   62936P103      5,936,640     384,000 X                      2        384,000
NPS Pharmaceuticals Inc.  COM  NPSP equity   62936P103      2,725,598     176,300 X                      2        176,300

Onyx Pharmaceuticals Inc. COM  onxx equity   683399109      4,873,050     585,000 X                      2        585,000
Onyx Pharmaceuticals Inc. COM  onxx equity   683399109     11,246,333   1,350,100 X                      2      1,350,100

Orchid Biosciences        COM  orch equity   68571P100        304,443     780,624 X                      1        780,624
Orchid Biosciences        COM  orch equity   68571P100        666,356   1,708,605 X                      2      1,708,605

Orphan Medical, Inc.      COM  orph equity   687303107      4,513,337     537,302 X                      2        537,302
Orphan Medical, Inc.      COM  orph equity   687303107      9,072,000   1,080,000 X                      2      1,080,000

Orthovita Inc.            COM  vita equity   68750U102     12,005,778   4,001,926 X                      1      4,001,926
Orthovita Inc.            COM  vita equity   68750U102      5,913,294   1,971,098 X                      2      1,971,098

OSI Pharmaceuticals Inc.  COM  osip equity   671040103      2,112,000     132,000 X                      2        132,000

Oxford Glycosciences      COM  ogsi equity   691464101        339,250     115,000 X                      2        115,000

Palatin Technologies
  Inc.                    COM  ptn equity    696077304        305,100     169,500 X                      2        169,500
Palatin Technologies
  Inc.                    COM  ptn equity    696077304        536,162     297,868 X                      2        297,868

Pfizer Inc.               COM  pfe equity    717081103     23,837,400     765,000 X                      1        765,000
Pfizer Inc.               COM  pfe equity    717081103     49,631,648   1,592,800 X                      2      1,592,800

Pharmacia Corporation     COM  pha equity    71713U102      9,612,600     222,000 X                      1        222,000
Pharmacia Corporation     COM  pha equity    71713U102     88,717,370   2,048,900 X                      2      2,048,900

Pharmacopeia Inc.         COM  pcop equity   71713B104      3,700,940     422,000 X                      2        422,000
Pharmacopeia Inc.         COM  pcop equity   71713B104     15,821,080   1,804,000 X                      2      1,804,000

Praecis Pharmaceuticals
  Inc                     COM  PRCS equity   739421105        780,800     195,200 X                      2        195,200

SangStat Medical Corp.    COM  sang equity   801003104      2,619,270     267,000 X                      1        267,000
SangStat Medical Corp.    COM  sang equity   801003104     15,899,067   1,620,700 X                      2      1,620,700

Sanofi-Synthelabo ADR     COM  sny equity    80105N105      3,321,500     130,000 X                      2        130,000

Tanox Inc.                COM  tnox equity   87588Q109      2,836,050     219,000 X                      2        219,000
Tanox Inc.                COM  tnox equity   87588Q109      5,328,925     411,500 X                      2        411,500

Wyeth                     COM  wye equity    983024100     24,696,460     653,000 X                      1        653,000
Wyeth                     COM  wye equity    983024100    131,515,268   3,477,400 X                      2      3,477,400

Xoma Ltd.                 COM  xoma equity  BMG9825R1079      732,600     185,000 X                      2        185,000
Xoma Ltd.                 COM  xoma equity  BMG9825R1079    2,894,760     731,000 X                      2        731,000

Total                                                   1,820,732,807 103,218,998                             103,218,998

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